Fair value of financial assets and liabilities (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Carrying Amount
Financial liabilities at amortized cost:
Deposits from Bacen and credit institutions (note 17)	R$ 79,068,604	R$ 78,319,960	R$ 69,306,902
Customer deposits (note 18)	258,482,156	231,079,303	227,462,949
Marketable debt securities (note 19)	70,247,012	99,842,955	94,658,300
Subordinated liabilities (note 20)	519,230	466,246	8,097,304
Debt Instruments Eligible to Compose Capital (note 21)	8,436,901	8,311,918	9,959,037
Other financial liabilities (note 22)	44,260,735	36,879,099	32,072,645
Total	461,014,638	454,899,481	441,557,137
Fair Value
Financial liabilities at amortized cost:
Deposits from Bacen and credit institutions (note 17)	79,068,564	78,323,271	69,307,617
Customer deposits (note 18)	258,576,177	231,125,526	227,422,985
Marketable debt securities (note 19)	70,245,820	99,671,288	95,486,114
Subordinated liabilities (note 20)	528,799	452,439	8,142,296
Debt Instruments Eligible to Compose Capital (note 21)	8,436,901	8,311,918	9,959,037
Other financial liabilities (note 22)	43,003,735	35,622,099	30,815,646
Total	459,859,996	453,506,541	441,133,695
Level 1
Financial liabilities at amortized cost:
Deposits from Bacen and credit institutions (note 17)	0	0	0
Customer deposits (note 18)	0	0	0
Marketable debt securities (note 19)	0	0	0
Subordinated liabilities (note 20)	0	0	0
Debt Instruments Eligible to Compose Capital (note 21)	0	0	0
Other financial liabilities (note 22)	0	0	0
Total	0	0	0
Level 2
Financial liabilities at amortized cost:
Deposits from Bacen and credit institutions (note 17)	0	0	0
Customer deposits (note 18)	0	0	0
Marketable debt securities (note 19)	2,000,552	7,321,870	13,712,057
Subordinated liabilities (note 20)	0	0	0
Debt Instruments Eligible to Compose Capital (note 21)	8,436,901	8,311,918	9,959,037
Other financial liabilities (note 22)	0	0	0
Total	10,437,453	15,633,788	23,671,094
Level 3
Financial liabilities at amortized cost:
Deposits from Bacen and credit institutions (note 17)	79,068,564	78,323,271	69,307,617
Customer deposits (note 18)	258,576,177	231,125,526	227,422,985
Marketable debt securities (note 19)	68,245,268	92,349,418	81,774,057
Subordinated liabilities (note 20)	528,799	452,439	8,142,296
Debt Instruments Eligible to Compose Capital (note 21)	0	0	0
Other financial liabilities (note 22)	43,003,735	35,622,099	30,815,646
Total	R$ 449,422,543	R$ 437,872,753	R$ 417,462,601